Summary of Consolidated Statement of Profit Loss Nature of Expense (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Operating expenses from mining business [abstract]
Revenue		₨ 835,446	$ 11,082	₨ 909,012	₨ 909,549
Other operating income	[1]	9,863	131	15,468	9,544
Investment and other income		25,714	341	31,540	31,361
Total Income		871,023	11,554	956,020	950,454
(Decrease)/increase in inventories of finished goods and work-in-progress		(13,690)	(182)	1,614	(5,392)
Raw materials and other consumables used	[2]	(549,936)	(7,294)	(614,583)	(604,738)
Employee costs		(26,920)	(357)	(30,230)	(27,537)
Other costs	[3]	(46,185)	(613)	(42,530)	(33,404)
Depreciation and amortisation		(100,490)	(1,333)	(96,146)	(74,879)
Impairment (charge) / reversal		(148,022)	(1,963)	2,611	44,679
Finance and other costs		(54,557)	(724)	(59,026)	(135,473)
Profit/(loss) before tax		(68,777)	(912)	117,730	113,710
Income tax (expense)/Credit		26,677	354	(41,501)	(66,426)
Profit / (loss) for the year		₨ (42,100)	$ (558)	₨ 76,229	₨ 47,284

[1]	includes export incentive and duty drawback amounting to ₹ 4,171 million, ₹ 4,577 million and ₹ 4,327 million ($ 57 million) for financial year ended March 31, 2018, March 31, 2019 and March 31, 2020 respectively.
[2]	includes power and fuel charges, repairs, royalty, cess, mining and other operating expenses.
[3]	includes rent for the year ended March 31, 2020 representing expense on short term/ low value leases.